Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of geographical areas [line items]
Net income before income taxes	$ (1,445.2)	₨ (109,339.6)	₨ (317,553.1)	₨ 103,740.1
India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	(756.4)	(57,230.3)	27,429.8	(8,867.9)
Other than India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	$ (688.8)	₨ (52,109.3)	₨ (344,982.9)	₨ 112,608.0